Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Noncurrent	$ 8,656	$ 30,111
Derivative Asset	3,378	642
Derivative Liability	17,540	45,734
Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	1,389	0
Subtotal - Liabilities	17,540	36,183
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	7	0
Derivative Liability, Current	8,884	11,095
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	1,382	0
Derivative Liability, Noncurrent	8,656	25,088
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Subtotal - Assets	1,989	642
Subtotal - Liabilities	0	9,191
Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	1,845	255
Derivative Liability, Current	0	3,988
Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member] | Financial instruments - Fair Value, net of current portion [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	144	0
Derivative Liability, Noncurrent	0	5,023
Not Designated as Hedging Instrument [Member] | Bunker Put Options [Member] | Current portion of financial instruments - Fair Value [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	387
Derivative Liability, Current	$ 0	$ 180